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                        SPECIAL MONEY MARKET FUND, INC.
                        GATEWAY CENTER THREE, 4TH FLOOR
                             100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077




                                       August 28, 2001

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: Special Money Market Fund, Inc.
         1933 Act File No.: 33-31603
         1940 Act File No.: 811-5951

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on August 24, 2001.

     If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.


                                       Very truly yours,

                                       /s/ Jonathan D. Shain
                                       ---------------------
                                       Jonathan D. Shain
                                       Secretary